DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of the activity of the foreign currency contracts

Unrealized loss, net of $0.3 million income tax, included in “Accumulated items of other comprehensive loss” in the accompanying consolidated balance sheets	$745
Realized loss on effective portion, included as compensation expense primarily in “Direct costs of customer support” and “General and administrative” in the accompanying consolidated statements of operations and comprehensive loss	691

Schedule of activity of interest rate swaps
	Year Ended December 31,
	2015	2014
Gain (loss) recorded as the effective portion of the change in fair value	84	(36)
Interest payments reclassified as an increase to interest expense	798	806